Income Taxes - Deferred Tax Assets and Liabilities Explanatory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Balance - beginning of year	$ (244,704)	$ (262,022)
Recognized on Greenstone Acquisition	(311,250)	0
Recognized in net income	(255,296)	33,351
Recognized in OCI	15,031	(4,313)
Recognized directly in equity	(1,414)	(11,720)
Balance - end of year	$ (797,633)	$ (244,704)